ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of accounts receivable
Accounts receivables, net	$ 143,798	$ 116,246
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	121,384	99,027
Less: allowance for doubtful accounts	(2,486)	(2,088)	$ (2,275)	$ (2,279)
Accounts receivables, net	118,898	96,939
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	2,808	2,096
Other receivables [Member]
Components of accounts receivable
Other receivables	16,761	10,823
Research Tax Credit Carryforward [Member]
Components of accounts receivable
Accounts receivable, gross	$ 5,331	$ 6,388